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                          JP MORGAN MONEY MARKET FUNDS
                          JP MORGAN U.S. EQUITY FUNDS
                         JP MORGAN INTERNATIONAL FUNDS
                           JP MORGAN TAX AWARE FUNDS
                            JP MORGAN INCOME FUNDS
                           JP MORGAN TAX FREE FUNDS
                           JP MORGAN SPECIALTY FUNDS
                          UNDISCOVERED MANAGERS FUNDS
                             (All Share Classes)

                        Supplement dated August 5, 2004
                          to the Prospectuses dated
                     December 29, 2004, March 1, 2004, and
                                May 1, 2004

  The information regarding PORTFOLIO HOLDINGS on the back cover of the Prospectuses, is being deleted in its entirety and replaced with the following language:

JPMORGAN MONEY MARKET FUNDS:
An uncertified list of prior day portfolio holdings is available upon request by calling 1-800-348-4782.

Certified portfolio holdings are available at www.jpmorganfunds.com 60 days after the end of each fiscal quarter.

JPMORGAN NON-MONEY MARKET FUNDS:
An uncertified list of month end portfolio holdings is available 30 days after each month end upon request by calling 1-800-348-4782.

Certified portfolio holdings are available at www.jpmorganfunds.com 60 days after the end of each fiscal quarter.

                                                                   SUP-HOLD-804